Segment Data and Related Information - Net sales Long Lived Assets (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 20.5	$ 19.7	$ 20.6
State-sponsored defined benefit plans
Segment Reporting Information [Line Items]
Long-Lived Assets	7.8	6.9	7.5
China
Segment Reporting Information [Line Items]
Long-Lived Assets	5.3	5.2	5.2
Czech Republic
Segment Reporting Information [Line Items]
Long-Lived Assets	3.3	3.6	3.6
France
Segment Reporting Information [Line Items]
Long-Lived Assets	3.1	2.9	3.0
Other Foreign Countries
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1.0	$ 1.1	$ 1.3